Parus Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

NYSE

Certifys

05072040

1-32601

RECD S.E.C.
DEC 1 2005

December 1, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
DEC 02 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CCE SPINCO, INC., Common Stock, $0.01 par value per share and Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 2 to Form 10 received on December 1, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho